Benefit Plans - Incentive Plans (Details) - Salaries and employee benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Incentive Plan for Key Executives
Incentive Plans
Incentive plan expense	$ 12.7	$ 10.3
Long-Term Incentive Plan
Incentive Plans
Incentive plan expense	$ 5.6	$ 5.4